DIRECTORS LOAN (Details Narrative) - CAD ($)		3 Months Ended
	Dec. 13, 2021	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2019
Directors Loans
Principal balance		$ 914,112	$ 644,642	$ 570,000	$ 1,000,000
Interest rate		10.00%
Interest paid	$ 160,000
Loan bonus share issued, share		16,000,000
Loan bonus share expiration		five years
Exercise price		$ 0.05
Loan Amendment Agreement		$ 100,000
Loan		$ 1,176,470
Bonus warrant exercise price		$ 0.085
Increase loan amount to related parties		$ 1,000,000
Amount of loan proceed used to pay intial option		100,000
Additional option payment		900,000
Total option payment		$ 100,000
Percent of NSR royality		2.00%
Capped interest rate		1.50%
Capped amount		$ 10,000,000